GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 16, 2025	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net profit (loss)			$ 35,343	$ (14,231)	$ (18,754)
Accumulated deficit			(453,415)	(488,758)
Net cash used in operating activities			31,634	$ 49,604	$ (35,886)
Non-refundable upfront payment	$ 65,000	$ 60,000
Milestone payment	$ 25,000	30,000
Potential milestone compensation company is now eligible for		$ 758,000
Upfront payment received			10,000
Accrued milestone payment			30,500
Potential milestone compensation			$ 200,000
Percentage of expected from payment amount paid		15.00%